Personnel expenses - Breakdown (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses
Wages and salaries	$ 8,307	$ 7,838	$ 7,740
Social security costs	1,703	1,494	1,443
Service expense related to defined contribution pension plan	483	488	410
Service expense related to defined benefit pension plan	260	194	147
Share-based payments	54	226	226
Bonus and benefits granted to employees	4,111	3,052	4,017
Other staff costs	1,567	1,584	1,445
Total employee benefits expense	$ 16,485	$ 14,876	$ 15,428